Consolidated Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income/(Loss)	$ 5,213	$ (6,312)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation		25
Impairment of loans receivable
Impairment of fixed assets
Share-based compensation		(198)
Financial expense (income), net
Changes in assets and liabilities items:
Operation leasing	42
Decrease (increase) in investments and non-current assets	(4,278)	(30)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	174	(86)
Increase (decrease) in employees and payroll accruals		(331)
Decrease in royalties provision
Net cash used in operating activities	1,151	(6,932)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment
Increase (decrease) in loans receivable
Changes (investment) in short-term bank and other deposits	4	15,912
Net cash provided in (used in) investing activities	4	15,912
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses
Options exercise
Net cash provided by financing activities
Net increase (decrease) in cash, cash equivalents and restricted cash	1,155	8,980
Cash, cash equivalents and restricted cash at the beginning of the year		8,844
Cash, cash equivalents and restricted cash at the end of the year	$ 1,155	$ 17,824